Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Property and Equipment

4. Property and Equipment

As of June 30, 2020 and December 31, 2019, property and equipment consisted of the following:

	June 30, 2020	December 31, 2019	Useful lives
Equipment	$6,747	$5,910	5 – 10 years
Capital lease	201	201	5 years
Furniture	141	125	5 – 10 years
Leasehold Improvements	2,731	2,732	Lesser of useful life/remaining lease
Tooling	493	150	2 – 3years
Total	10,313	9,118
Less: Accumulated Depreciation and Amortization	(4,536)	(3,802)
	$5,777	$5,316

Depreciation and amortization expense related to property and equipment was $730 and $1,064, during the six months ended June 30, 2020 and 2019, respectively.

4. Property and Equipment

As of December 31, 2019 and 2018, property and equipment consisted of the following:

	2019	2018	Useful lives
Equipment	$5,910	$9,438	5 – 10 years
Capital lease	201	225	5 years
Furniture	125	186	5 – 10 years
Leasehold Improvements	2,732	3,130	Lesser of useful life/remaining lease
Construction in progress	—	50
Tooling	150	907	2 – 3 years
Total	9,118	13,936
Less: Accumulated Depreciation and Amortization	(3,802)	(7,394)
	$5,316	$6,542

Depreciation and amortization expense related to property and equipment was $2,083 and $2,417, during the years ended December 31, 2019 and 2018, respectively.